Stockholders’ Equity (Details) ¥ in Thousands							1 Months Ended	6 Months Ended	12 Months Ended
		Aug. 26, 2024 shares	Aug. 25, 2023 shares	May 05, 2023 JPY (¥) shares	Apr. 24, 2023 shares	Dec. 22, 2022 JPY (¥) shares	Jul. 31, 2024 JPY (¥) shares	Jul. 31, 2024 JPY (¥)	Sep. 30, 2024 shares	Sep. 30, 2023 shares	Jul. 31, 2024 $ / shares	Sep. 30, 2022 shares	Sep. 30, 2021 shares
Stockholders’ Equity [Line Items]
Number of issued and outstanding ordinary shares increased		13,429,800
Ordinary shares, shares issued	[1]								13,429,800	11,185,000
Ordinary shares, shares outstanding	[1]								13,429,800	11,185,000
Ordinary shares, shares authorized	[1]								2,500,000,000,000	2,500,000,000,000
Voting for ordinary share										one
Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Issued ordinary shares		994,800							994,800
Issuance of new ordinary shares										6,685,000
Ordinary shares, shares outstanding									13,429,800	11,185,000		4,500,000	4,500,000
BloomZ Japan [Member]
Stockholders’ Equity [Line Items]
Shares acquired					1,570
Shares exchanged			3,335,000		7,845,000
BloomZ Japan [Member] | Minimum [Member]
Stockholders’ Equity [Line Items]
Ordinary shares, shares issued			7,850,000		4,500,000
Ordinary shares, shares outstanding			7,850,000		4,500,000
BloomZ Japan [Member] | Maximum [Member]
Stockholders’ Equity [Line Items]
Ordinary shares, shares issued			11,185,000		7,850,000
Ordinary shares, shares outstanding			11,185,000		7,850,000
BloomZ Japan [Member] | Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares, shares issued			3,335,000		7,845,000
Shares acquired			667
Board of Directors [Member] | Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Issuance of new ordinary shares				667		670
Aggregate consideration (in Yen) | ¥				¥ 200,100		¥ 33,500
IPO [Member]
Stockholders’ Equity [Line Items]
Issuance of new ordinary shares							1,250,000
Net proceeds (in Yen) | ¥							¥ 475,431	¥ 475,431
IPO [Member] | Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Issuance of new ordinary shares							1,250,000
Price per share (in Dollars per share) | $ / shares											$ 4.3

[1]	The number of shares presented above is adjusted retrospectively to reflect the reorganization described in Note 1 of the accompanying notes and the 1-for-5,000 sub-division effected on December 11, 2023.